INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of April 30, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	13.5 years	$693,330	$(69,332)	$623,998
Patents, know-how and unpatented technology	13.5 years	710,060	(71,004)	639,056
Customer relationships	1.25 years	114,536	(66,057)	48,479
Total		1,517,926	(206,393)	1,311,533

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization	Net Carrying Value
Trademarks and tradenames	14 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	14 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

SCHEDULE FUTURE AMORTIZATION EXPENSE

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362

The table below presents anticipated aggregate future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31:

2023	$131,738
2024	122,947
2025	93,559
2026	93,559
2027	93,559
Total	$535,362